Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (269.3)	$ 233.7	$ 117.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	68.8	65.8	114.2
Loss on early extinguishment of debt	127.3		34.2
Amortization of deferred financing costs and debt issuance discount	60.2	56.3	57.0
(Income) loss from equity method investments	9.5	12.7	4.1
Loss (gain) on remeasurement of foreign denominated transactions	(6.2)	0.3	(8.2)
Amortization of defined benefit pension and postretirement items	(3.9)	(2.1)	(2.5)
Net losses (gains) on derivatives	297.5	6.1	11.8
Net losses (gains) on refranchisings and dispositions of assets	17.6	(3.9)	27.0
Bad debt expense (recoveries), net	1.9	2.0	(0.8)
Share-based compensation expense	43.1	14.8	12.2
Amortization of inventory step-up	11.8
Deferred income taxes	(61.9)	32.1	8.9
Changes in current assets and liabilities, excluding acquisitions and dispositions:
Restricted cash and cash equivalents	(36.4)
Trade and notes receivable	(24.5)	(7.6)	(22.2)
Inventories and other current assets	(24.1)	(7.8)	(7.0)
Accounts and drafts payable	(17.9)	(30.6)	(23.9)
Accrued advertising	(35.9)	(10.6)	(32.3)
Other accrued liabilities	123.1	(5.4)	(40.3)
Other long-term assets and liabilities	(21.4)	(30.6)	(25.5)
Net cash provided by operating activities	259.3	325.2	224.4
Cash flows from investing activities:
Payments for property and equipment	(30.9)	(25.5)	(70.2)
(Payments) proceeds from refranchisings, disposition of assets and restaurant closures	(7.8)	64.8	104.9
Net payments for acquired and disposed franchisee operations, net of cash acquired	(3.9)	(11.9)	(15.3)
Net payment for purchase of Tim Hortons, net of cash acquired	(7,374.7)
Return of investment on direct financing leases	15.5	15.4	14.2
Settlement/sale of derivatives	(388.9)
Other investing activities, net	(0.1)	0.2
Net cash provided by (used for) investing activities	(7,790.8)	43.0	33.6
Cash flows from financing activities:
Proceeds from term debt	6,682.5		1,733.5
Proceeds from Senior Notes	2,250.0
Proceeds from issuance of preferred shares, net	2,998.2
Repayments of term debt, Senior Notes, Discount Notes and capital leases	(3,102.0)	(57.2)	(1,879.6)
Payment of financing costs	(158.0)		(16.0)
Dividends paid on common stock	(105.6)	(84.3)	(14.0)
Proceeds from stock option/warrant exercises	0.5	6.0	1.5
Excess tax benefits from share-based compensation		10.1
Repurchases of common stock		(7.3)
Net cash provided by (used for) financing activities	8,565.6	(132.7)	(174.6)
Effect of exchange rates on cash and cash equivalents	(17.8)	4.7	4.3
Increase in cash and cash equivalents	1,016.3	240.2	87.7
Cash and cash equivalents at beginning of period	786.9	546.7	459.0
Cash and cash equivalents at end of period	1,803.2	786.9	546.7
Supplemental cash flow disclosures:
Interest paid	199.9	139.1	170.3
Income taxes paid	$ 35.2	35.6	40.1
Non-cash investing and financing activities:
Investments in unconsolidated affiliates		17.8	98.6
Acquisition of property with capital lease obligations		$ 1.0	36.1
Net investment in direct financing leases			$ 0.7